Acquisition of Additional Interest in the Soto Norte Project (Tables)	12 Months Ended
Dec. 31, 2025
Asset Acquisition [Abstract]
Schedule of Investments in Associates
The following table summarizes the change in the carrying amount of the Company’s investment in Soto Norte:

Amount
Investment in associate as of December 31, 2023	$108,527
Company’s share of the loss from the associate	(2,811)
Cash contributions to Soto Norte	2,647
Reclassification of investment	(108,363)
Investment in associate as of December 31, 2024	$—
Summarized financial information for the Soto Norte Project during the period in which the Company exercised significant influence, on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies, is as follows:

Year ended December 31, 2024
Project expenses	$(13,022)
Net loss and comprehensive loss of associate	$(14,054)
Company’s equity share of the net loss and comprehensive loss of associate – 20%	$(2,811)

	December 31, 2025	December 31, 2024
McFarlane Lake Mining (a)	$6,580	$—
Denarius Metals (b)	21,435	12,624
Total	$28,015	$12,624

	Common shares	Warrants	Convertible Debenture	Total
Other financial asset as at December 31, 2023	$3,996	$249	$5,511	$9,756
Change in fair value	895	(98)	2,071	2,868
Other financial asset as at December 31, 2024	$4,891	$151	$7,582	$12,624
Issuance of additional Denarius Debenture	—	—	102	102
Purchase of Denarius marketable securities	1,167	262	—	1,429
Change in fair value	1,713	8	5,559	7,280
Other financial asset as at December 31, 2025	$7,771	$421	$13,243	$21,435

Schedule of Fair Value of Assets and Liabilities Acquired
The total consideration paid was allocated based on the relative fair value of the assets and the liabilities acquired as shown below:

Consideration paid
15,750,000 common shares issued and 6,000,000 contingently issuable common shares of Aris Mining (Note 14b)	$180,920
Previously held interest in the Soto Norte Project	108,363
Acquisition costs and project funding ⁽¹⁾	6,085
Total consideration paid	$295,368
Fair value of assets acquired and liabilities assumed
Cash and cash equivalents	$5,251
Prepaid expenses and other receivables	213
Mining interests, plant and equipment (Note 9)	4,790
Exploration and evaluation assets (Note 9)	578,110
Accounts payable and accrued liabilities	(2,511)
Reclamation and rehabilitation provision (Note 12)	(1,690)
Deferred revenue (Note 6b)	(5,010)
Non-controlling interest	(283,785)
Assets acquired and liabilities assumed	$295,368
(1)Acquisition costs and project funding consist of legal and advisory fees associated with the transaction ($1.0 million) and funding advanced by the Company on behalf of Mubadala prior to the close of the transaction ($5.1 million).